Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 160,072	¥ 1,074,278	¥ 973,207	¥ 1,109,877
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues		170,803	80,264	44,269
Other Revenues | Online Direct Sales
Disaggregation of Revenue [Line Items]
Revenues		62,114	16,948	3,746
Other Revenues | Financing Solutions
Disaggregation of Revenue [Line Items]
Revenues		49,076	23,293	14,723
Other Revenues | Technology Service
Disaggregation of Revenue [Line Items]
Revenues		38,963	18,645	1,499
Other Revenues | Service, Other
Disaggregation of Revenue [Line Items]
Revenues		¥ 20,650	¥ 21,378	¥ 24,301